RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RISK MANAGEMENT
Loans and advances	$ 191,409,730	$ 182,282,743
% Participation	100.00%	100.00%
Allowance for loans, advances and lease losses	$ (16,616,043)	$ (10,929,395)	$ (10,235,831)	$ (8,223,103)
% Participation	100.00%	100.00%
Colombia
RISK MANAGEMENT
Loans and advances	$ 134,068,265	$ 127,875,541
% Participation	70.04%	70.15%
Allowance for loans, advances and lease losses	$ (13,089,744)	$ (8,678,279)
% Participation	78.78%	79.40%
Panama
RISK MANAGEMENT
Loans and advances	$ 32,468,343	$ 30,783,359
% Participation	16.96%	16.89%
Allowance for loans, advances and lease losses	$ (1,847,754)	$ (1,084,303)
% Participation	11.12%	9.92%
El Salvador
RISK MANAGEMENT
Loans and advances	$ 11,665,440	$ 11,456,280
% Participation	6.09%	6.28%
Allowance for loans, advances and lease losses	$ (729,275)	$ (445,609)
% Participation	4.39%	4.08%
Puerto rico
RISK MANAGEMENT
Loans and advances	$ 886,069	$ 771,135
% Participation	0.46%	0.42%
Allowance for loans, advances and lease losses	$ (48,596)	$ (30,680)
% Participation	0.29%	0.28%
Guatemala
RISK MANAGEMENT
Loans and advances	$ 12,314,524	$ 11,385,421
% Participation	6.44%	6.25%
Allowance for loans, advances and lease losses	$ (900,125)	$ (689,839)
% Participation	5.42%	6.31%
Other Countries
RISK MANAGEMENT
Loans and advances	$ 7,089	$ 11,007
% Participation	0.01%	0.01%
Allowance for loans, advances and lease losses	$ (549)	$ (685)
% Participation	0.00%	0.01%